Note 8. Other Long-Term Assets (Tables)	12 Months Ended
Oct. 31, 2012
Schedule of Other Assets, Noncurrent [Table Text Block]
As of October 31	2012	2011
Restricted cash(a)	$3,906	$5,847
Financial instrument pledged as security on long-term debt(b)	38,989	40,048
Long-term note receivable(c)	14,172	20,721
Goodwill (Note 9)	2,526	2,532
Pension assets (Note 22)	-	9,748
Other(d)	2,503	2,349
Other long-term assets	$62,096	$81,245